Summary of Significant Accounting Policies - Summary of Contract and Refund Liabilities Arising from Contract with Customers (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jan. 01, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jan. 01, 2024 CNY (¥)
Contract with Customer, Refund Liability [Abstract]
Deferred revenue and customer advances	¥ 165,939	$ 23,729	¥ 40,397	¥ 40,397	¥ 44,949
Refund liabilities	¥ 10,886			¥ 211